Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.20%<<
Fixed Income Funds — 43.61%
Macquarie VIP Corporate Bond Series Service Class	1,533,001	$ 7,343,072
Macquarie VIP High Income Series Standard Class	84,490	250,091
Macquarie VIP Limited-Term Bond Series Service Class	775,149	3,643,200
		11,236,363
Global / International Equity Fund — 14.81%
Macquarie VIP International Core Equity Series Service Class	217,270	3,817,439
		3,817,439
US Equity Funds — 39.78%
Macquarie VIP Core Equity Series Service Class	251,651	3,575,966
Macquarie VIP Growth and Income Series Standard Class	24,717	853,961
Macquarie VIP Growth Series Service Class	251,981	2,615,563
Macquarie VIP Mid Cap Growth Series Standard Class	22,140	233,579
Macquarie VIP Small Cap Growth Series Standard Class	33,527	222,958
Macquarie VIP Smid Cap Core Series Service Class	77,482	1,005,711
Macquarie VIP Value Series Service Class	354,044	1,741,895
		10,249,633
Total Affiliated Mutual Funds (cost $29,114,241)		25,303,435

Short-Term Investments — 1.80%
Money Market Mutual Funds — 1.80%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	116,141	116,141
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	116,140	116,140
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	116,141	116,141
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	116,140	$ 116,140
Total Short-Term Investments (cost $464,562)		464,562

Total Value of Securities—100.00% (cost $29,578,803)		25,767,997
Liabilities Net of Receivables and Other Assets—(0.00%)★		(63)
Net Assets Applicable to 7,602,582 Shares Outstanding—100.00%		$25,767,934
<<	Affiliated company.
★	Includes $66,000 cash collateral held at broker for futures contracts as of September 30, 2024.
NQ- IV044 [0924] 1124 (4018017)    1

Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series   (Unaudited)
The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	E-Mini Russell 2000 Index	$(112,460)	$(107,667)	12/20/24	$(4,793)	$(245)
(4)	E-Mini S&P 500 Index	(1,162,850)	(1,132,588)	12/20/24	(30,262)	(4,600)
Total Futures Contracts			$(1,240,255)		$(35,055)	$(4,845)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ- IV044 [0924] 1124 (4018017)